BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY (Tables)	12 Months Ended
Jun. 30, 2026
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Summary of fair values of the identifiable assets and liabilities

	RMB	US Dollars
Cash	¥471,843	$69,541
Accounts receivable, net	831,049	122,481
Other receivables, net	144,285	21,265
Contract costs, net	75,250	11,090
Prepaid expenses	91,132	13,431
Property and equipment, net	118,130	17,410
Intercompany receivables*	6,850,000	1,009,565
Intangible assets- customer relationship	7,000,000	1,031,672
Goodwill	6,996,895	1,031,215
Accounts payable	(1,032,078)	(152,109)
Other payables	(1,273,182)	(187,644)
Other payable- related parties	(479,959)	(70,737)
Deferred revenue	(39,786)	(5,864)
Accrued payroll and employees’ welfare	(1,629,519)	(240,161)
Taxes payable	(64,253)	(9,470)
Deferred tax liability	(1,050,000)	(154,751)
Total	¥17,009,807	$2,506,935
Cash considerations	—	—
Deemed equity consideration to acquire 8% equity interest in FGS	1,689,807	249,047
Fair value of previously held equity interest	30,530,000	4,499,565
Non-controlling interest	34,790,000	5,127,412
Capital contribution receivable due from non-controlling Interest	(50,000,000)	(7,369,088)
Total	¥17,009,807	$2,506,935
*	Intercompany receivables from Nanjing Recon and BHD are eliminated upon consolidation.

Summary of fair value of goodwill acquired and the carrying value, customer relationship, and its estimated useful lives

The identifiable goodwill acquired and the carrying value as of June 30, 2026 is as following:

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Goodwill	¥6,996,895	¥6,996,895	$1,031,215
Less: impairment for goodwill	(6,996,895)	(6,996,895)	(1,031,215)
Goodwill, net	¥—	¥—	$—

The fair value of identified intangible assets, which is customer relationship, and its estimated useful lives as of June 30, 2026 is as follows:

			Average
			Useful Life
	Fair Value		(in Years)
	RMB	US Dollars
Intangible assets - customer relationship	¥7,000,000	$1,031,672	10
Less: accumulated amortization	(1,750,000)	(257,918)
Less: impairment	(5,250,000)	(773,754)
Intangible assets - customer relationship, net	¥—	$—